Employee Benefits - Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Compensation Related Costs [Abstract]
Weighted average share price (in EUR)	€ 65.0		€ 60.6		€ 39.2
Volatility (in percentage)	23.50%		27.00%		25.60%
Expected life (in years)	5 years 7 months 6 days		5 years 7 months 6 days		5 years
Risk free interest rate	0.50%		0.80%		2.10%
Expected dividend yield (in EUR)	€ 2.25		€ 2.00		€ 1.45
Forfeiture rate		[1]		[1]		[1]

[1]	For the years ending December 31, 2014, 2013 and 2012, forfeitures are estimated to be nil.